RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2010
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

3.                                     RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, we adopted the Improvement to Financial Reporting by Enterprises Involved with Variable Interest Entities provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), which requires a qualitative approach to identifying a controlling interest financial interest in a variable interest entity (VIE), and requires ongoing assessment of whether an entity is a VIE, and whether an interest in a VIE makes the holder the primary beneficiary of the VIE. The adoption of this ASC Topic had no impact on our consolidated financial statements.

In January 2010, we adopted the provisions of the FASB ASC Topic which, among other matters, removes the concept of a qualifying special-purpose entity; creates more stringent conditions for reporting a transfer of a portion of a financial asset as a sale; establishes conditions for reporting a transfer of a portion of a financial asset as a sale; and changes the initial measurement of a transferor’s interest in transferred financial assets. The adoption of this ASC Topic had no impact on our consolidated financial statements.

In September 2009, the FASB issued guidance concerning the determination of whether an arrangement involving multiple deliverables contains more than one unit of accounting and the manner in which consideration should be measured and allocated to the separate units of accounting in the multiple-element arrangement. This guidance is effective for fiscal years beginning on or after June 15, 2010. We are currently evaluating the impact, if any, this issue will have on our consolidated financial statements. However, we do not expect that this issue will have a material effect on our financial position, results of operations, or cash flows.